SEGMENT REPORTING	12 Months Ended
Oct. 30, 2011
SEGMENT REPORTING
SEGMENT REPORTING

Note O

SEGMENT REPORTING

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and All Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex Foods, LLC (MegaMex) joint venture.

The Refrigerated Foods segment includes the Hormel Refrigerated operating segment and the Affiliated Business Units. This segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers. The Affiliated Business Units include the Farmer John, Burke Corporation, Dan’s Prize, Saag’s Products, Inc., and Precept Foods businesses. Precept Foods, LLC, is a 50.01 percent owned joint venture.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment includes the Diamond Crystal Brands, Century Foods International, and Hormel Specialty Products operating segments. This segment consists of the packaging and sale of various sugar and sugar substitute products, salt and pepper products, liquid portion products, dessert mixes, ready-to-drink products, sports nutrition products, gelatin products, and private label canned meats to retail and foodservice customers. This segment also includes the processing, marketing, and sale of nutritional food products and supplements to hospitals, nursing homes, and other marketers of nutritional products.

The All Other segment includes the Hormel Foods International operating segment, which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures and miscellaneous corporate sales.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s report able segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2011	2010	2009
Sales to Unaffiliated
Customers
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,189,224	3,818,788	3,436,242
Jennie-O Turkey Store	1,467,222	1,310,412	1,227,709
Specialty Foods	835,584	782,958	708,730
All Other	338,501	268,106	236,308
Total	$7,895,089	$7,220,719	$6,533,671
Intersegment Sales
Grocery Products	$-	$-	$-
Refrigerated Foods	14,101	9,152	7,236
Jennie-O Turkey Store	124,868	111,262	97,064
Specialty Foods	127	118	172
All Other	-	-	-
Total	139,096	120,532	104,472
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$-	$-	$-
Net Sales
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,203,325	3,827,940	3,443,478
Jennie-O Turkey Store	1,592,090	1,421,674	1,324,773
Specialty Foods	835,711	783,076	708,902
All Other	338,501	268,106	236,308
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$7,895,089	$7,220,719	$6,533,671
Segment Operating Profit
Grocery Products	$162,556	$155,922	$162,531
Refrigerated Foods	292,624	276,315	226,171
Jennie-O Turkey Store	204,940	143,644	86,909
Specialty Foods	76,905	80,727	68,484
All Other	36,250	26,126	27,631
Total segment operating profit	$773,275	$682,734	$571,726
Net interest and investment expense (income)	23,448	22,024	8,432
General corporate expense	35,992	40,348	38,312
Noncontrolling interest	5,001	4,189	3,165
Earnings before income taxes	$718,836	$624,551	$528,147

(in thousands)	2011	2010	2009
Assets
Grocery Products	$670,398	$591,082	$445,340
Refrigerated Foods	1,177,588	1,173,540	1,098,133
Jennie-O Turkey Store	805,459	760,566	728,049
Specialty Foods	475,289	432,820	449,558
All Other	196,957	178,642	163,611
Corporate	918,700	917,268	807,364
Total	$4,244,391	$4,053,918	$3,692,055
Additions to Property, Plant and Equipment
Grocery Products	$10,910	$27,018	$51,438
Refrigerated Foods	45,244	38,417	28,303
Jennie-O Turkey Store	29,507	15,986	11,247
Specialty Foods	3,470	1,807	2,922
All Other	1,145	788	732
Corporate	6,635	5,807	2,319
Total	$96,911	$89,823	$96,961
Depreciation and Amortization
Grocery Products	$15,597	$15,084	$15,232
Refrigerated Foods	65,689	64,051	62,317
Jennie-O Turkey Store	25,379	26,898	27,280
Specialty Foods	9,817	11,831	14,082
All Other	1,387	1,305	1,204
Corporate	6,296	6,422	7,023
Total	$124,165	$125,591	$127,138

The Company’s products primarily consist of meat and other food products. Perishable meat includes fresh meats, refrigerated meal solutions, sausages, hams, wieners, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned products, tortillas, salsas, and other items that do not require refrigeration. The Other category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Perishable meat	55.1%	54.3%	53.9%
Poultry	19.1	18.7	19.3
Shelf-stable	16.8	17.5	17.3
Other	9.0	9.5	9.5
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the final customer destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
(in thousands)	2011	2010	2009
United States	$7,431,798	$6,874,150	$6,198,818
Foreign	463,291	346,569	334,853
	$7,895,089	$7,220,719	$6,533,671

In fiscal 2011, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.08 billion or 12.5 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). Wal-Mart is a customer for all five segments of the Company.